                   JUNE 11, 2001 SUPPLEMENT TO THE MAY 1, 2001
                             CONTRACT PROSPECTUS FOR
                 TRAVELERS VARIABLE SURVIVORSHIP LIFE INSURANCE

Effective June 11, 2001 Ayco Large Cap Growth Fund I, a fund of the Ayco Series Trust, is available as an Investment Option.

The following information supplements the information in the Underlying Fund Expenses Table:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              TOTAL
                                                                                                              OPERATING
                                                MANAGEMENT FEE                         OTHER EXPENSES         EXPENSE (AFTER
FUNDING OPTION                                  (AFTER REIMBURSEMENT)      12b-FEES    (AFTER REIMBURSEMENT)  REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------------------------

AYCO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------------
  Ayco Large Cap Growth Fund I                  0.80%                          -       0.20%                  1.00%
----------------------------------------------------------------------------------------------------------------------------

The following information supplements the information in the Investment Options
Table:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   INVESTMENT ADVISER/
          INVESTMENT OPTION                           INVESTMENT OBJECTIVE                             SUBADVISER
----------------------------------------------------------------------------------------------------------------------------
AYCO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------------
  Ayco Large Cap Growth Fund I         Seeks long-term growth of capital by                 The Ayco Company, L.P.
                                       investing primarily in the common stocks
                                       of large capitalization companies. The
                                       investment approach is a combination of
                                       fundamental analysis of individual
                                       companies with a top-down economic and
                                       market sector analysis.
----------------------------------------------------------------------------------------------------------------------------

The following information replaces the third paragraph in the Surrender Charges section:

The charge decreases by 1/15 (approximately 6.6%) each year over the 15 year period. For example, for a 65-year old male and a 65-year old female nonsmoker with a Stated Amount of $1,000,000, the maximum charge in the first year is $31.54 for each $1,000 of Stated Amount, or $31,540.00. The charges decrease 1/15, or approximately $2.10, each year, so in the fifth year, it is $23.13 for each $1,000 of Stated Amount, or $23,130.00; in the fifteenth year, it is $2.10 for each $1,000 of Stated Amount, or $2,100.00. As an extreme example, for a 70-year old male smoker and a 70-year old female smoker with a stated amount of $1,000,000, the maximum charge in the first year is $35.71 for each $1,000 of Stated Amount. The charges decrease by 1/15 each year.




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


The following chart replaces the "Example of Policy Charges" chart:

                            EXAMPLE OF POLICY CHARGES

The following chart illustrates the surrender charges and Monthly Deduction Amounts that would apply under a Policy based on the assumptions listed below. Surrender charges and Monthly Deductions Amounts generally will be higher for an Insured who is older than the assumed Insured, and lower for an Insured who is younger (assuming the Insureds have the same risk classification). Cost of Insurance rates go up each year as the Insured becomes a year older.

Male, Age 65                             Female, Age 65                           Face Amount:                    $1,000,000
Preferred Non-smoker                     Preferred Non-smoker                     Level Death Benefit Option
Annual Premium:           $11,923.37                                              Current Charges
Hypothetical Gross Annual Investment
Rate of Return:            8%
                                                                                           TOTAL MONTHLY DEDUCTION
                                                                                  FOR THE POLICY YEAR
                                                                                 ---------------------------------------------
                                                                                                              ADMINISTRATIVE
                         CUMULATIVE            SALES AND                                 COST OF                 CHARGES AND
   POLICY                   GROSS             PREMIUM TAX          SURRENDER            INSURANCE                  MONTHLY
    YEAR                   PREMIUM              CHARGES             CHARGES              CHARGES               POLICY CHARGES
-----------           ----------------      ---------------     --------------        --------------         -----------------

     1                    $11,923.37             $298.08          $31,540.00               $171.44                 $3,538.08
     2                    $23,846.74             $596.17          $29,440.00               $571.12                 $3,538.08
     3                    $35,770.11             $894.25          $27,340.00             $1,061.63                 $3,538.08
     5                    $59,616.85           $1,490.42          $23,130.00             $2,347.43                   $418.08
     10                  $119,233.70           $2,980.84          $12,620.00             $6,848.06                   $418.08

Hypothetical results shown above are illustrative only and are based on the Hypothetical Gross Annual Investment Rate of Return shown above. This Hypothetical Gross Annual Investment Rate of Return should not be deemed to be a representation of past or future investment results. Actual Investment results may be more or less than shown. No representations can be made that the hypothetical rates assumed can be achieved for any one year or sustained over a period of time.


The following information replaces the third paragraph in the Illustrations section:

The values shown in these illustrations vary according to assumptions used for charges, and gross rates of investment returns. For the first fifteen Policy Years, the current and guaranteed charges consist of 0.80% for mortality and expense risks, 0.10% for administrative expenses, and 0.68% for Investment Option expenses and thereafter 0.35% for mortality and expense risks, 0.00% for administrative expenses, and 0.68% for Investment Option expenses.




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


The following information replaces the fifth paragraph in the Illustrations section:

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.58%, 4.42%, and 10.42%, respectively on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.03%, 4.97%, and 10.97%, respectively on a current and guaranteed basis.

The following illustrations replace the illustrations in the Illustration section:

                           VARIABLE SURVIVORSHIP LIFE
                           LEVEL DEATH BENEFIT OPTION
                       ILLUSTRATED WITH GUARANTEED CHARGES

Male Preferred Nonsmoker Age 65 and Female Preferred Nonsmoker Age 65


Stated Amount 1,000,000
Annual Premium $11,923.37

              TOTAL
            PREMIUMS
             WITH 5%       DEATH BENEFIT                        CASH VALUE                         CASH SURRENDER VALUE
   YEAR     INTEREST       0%          6%         12%         0%          6%        12%         0%          6%         12%
    1           12,520  1,000,000   1,000,000   1,000,000      7,919      8,501      9,086           0          0           0
    2           25,665  1,000,000   1,000,000   1,000,000     14,994     16,637     18,356           0          0           0
    3           39,468  1,000,000   1,000,000   1,000,000     21,081     24,232     27,667           0          0         327
    4           53,961  1,000,000   1,000,000   1,000,000     29,124     34,289     40,150       3,884      9,049      14,910
    5           69,178  1,000,000   1,000,000   1,000,000     35,801     43,528     52,651      12,671     20,398      29,521
    6           85,157  1,000,000   1,000,000   1,000,000     40,880     51,662     64,930      19,850     30,632      43,900
    7          101,934  1,000,000   1,000,000   1,000,000     44,048     58,309     76,647      25,118     39,379      57,717
    8          119,550  1,000,000   1,000,000   1,000,000     44,885     62,965     87,329      28,065     46,145      70,509
    9          138,047  1,000,000   1,000,000   1,000,000     42,864     64,995     96,364      28,144     50,275      81,644
    10         157,469  1,000,000   1,000,000   1,000,000     37,374     63,645    103,004      24,754     51,025      90,384
    15         270,154          0          0    1,000,000          0          0     62,305           0          0      60,205
    20         413,970          0          0           0           0          0          0           0          0           0




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



                           VARIABLE SURVIVORSHIP LIFE
                               LEVEL DEATH BENEFIT
                        ILLUSTRATED WITH CURRENT CHARGES

Male Preferred Nonsmoker Age 65 and Female Preferred Nonsmoker Age 65

Stated Amount 1,000,000
Annual Premium $11,923.37

              TOTAL
            PREMIUMS
             WITH 5%       DEATH BENEFIT                        CASH VALUE                         CASH SURRENDER VALUE
   YEAR     INTEREST       0%          6%         12%         0%          6%        12%         0%          6%         12%
    1           12,520  1,000,000   1,000,000   1,000,000      8,059      8,647      9,236           0          0           0
    2           25,665  1,000,000   1,000,000   1,000,000     15,594     17,266     19,012           0          0           0
    3           39,468  1,000,000   1,000,000   1,000,000     22,521     25,763     29,291           0          0       1,951
    4           53,961  1,000,000   1,000,000   1,000,000     31,844     37,228     43,319       6,604     11,988      18,079
    5           69,178  1,000,000   1,000,000   1,000,000     40,314     48,480     58,078      17,184     25,350      34,948
    6           85,157  1,000,000   1,000,000   1,000,000     47,792     59,361     73,502      26,762     38,331      52,472
    7          101,934  1,000,000   1,000,000   1,000,000     54,094     69,660     89,475      35,164     50,730      70,545
    8          119,550  1,000,000   1,000,000   1,000,000     59,384     79,509    106,235      42,564     62,689      89,415
    9          138,047  1,000,000   1,000,000   1,000,000     63,636     88,861    123,857      48,916     74,141     109,137
    10         157,469  1,000,000   1,000,000   1,000,000     66,862     97,702    142,470      54,242     85,082     129,850
    15         270,154  1,000,000   1,000,000   1,000,000     71,855    137,837    260,382      69,755    135,737     258,282
    20         413,970  1,000,000   1,000,000   1,000,000     67,456    183,808    465,910      67,456    183,808     465,910


These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.



                                                                         L-12497

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